Accrued Pension and Severance Costs - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
Mar. 31, 2014
Japanese Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Expected contributions during the year ending March 31, 2014	¥ 1,422
Non-Japanese Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Expected contributions during the year ending March 31, 2014	¥ 48